Average Annual Total Returns	12 Months Ended	19 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	5.53% [1]
T. Rowe Price International Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.72%	5.35%
Performance Inception Date		Jun. 14, 2023
T. Rowe Price International Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.94%	4.78%
T. Rowe Price International Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.66%	4.07%

[1]	Return since 6/14/23.